Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000809593
American Beacon Treasury Inflation Protected Securities Fund | American Beacon Treasury Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Beacon Treasury Inflation Protected Securities Fund
Risk/Return Supplement [Text Block]	ck0000809593_SupplementTextBlock

American Beacon Treasury Inflation Protected Securities Fund

Supplement dated June 30, 2014
to the
Prospectus dated April 30, 2014

Effective July 1, 2014, American Beacon Advisors, Inc.(“Manager”) will reduce the administrative service fee charged to the Fund's A Class and C Class shares from 0.40% to 0.30% of each Class's average daily net assets. At that time, the contractual fee limit for the A Class and C Class shares also will be reduced by 0.10%. The information below supplements the Fund's Prospectus dated April 30, 2014, and is in addition to any other supplement(s):

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	In the “Fees and Expenses of the Fund” section, the fee table and expense example are replaced with the following:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
Supplement Closing [Text Block]	ck0000809593_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
American Beacon Treasury Inflation Protected Securities Fund | American Beacon Treasury Inflation Protected Securities Fund | A Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[1]
Management fees	rr_ManagementFeesOverAssets	0.11%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[2]
Fee waiver and/or expense reimbursement	ck0000809593_FeeWaiverOrReimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.90%	[2],[3]
1 year	rr_ExpenseExampleYear01	$ 563
3 years	rr_ExpenseExampleYear03	761
5 years	rr_ExpenseExampleYear05	975
10 years	rr_ExpenseExampleYear10	1,591
American Beacon Treasury Inflation Protected Securities Fund | American Beacon Treasury Inflation Protected Securities Fund | C Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.11%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[2]
Fee waiver and/or expense reimbursement	ck0000809593_FeeWaiverOrReimbursement	(0.01%)	[2]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.68%	[2],[3]
1 year	rr_ExpenseExampleYear01	271
3 years	rr_ExpenseExampleYear03	532
5 years	rr_ExpenseExampleYear05	917
10 years	rr_ExpenseExampleYear10	1,997
1 year	rr_ExpenseExampleNoRedemptionYear01	171
3 years	rr_ExpenseExampleNoRedemptionYear03	532
5 years	rr_ExpenseExampleNoRedemptionYear05	917
10 years	rr_ExpenseExampleNoRedemptionYear10	1,997
American Beacon Treasury Inflation Protected Securities Fund | American Beacon Treasury Inflation Protected Securities Fund | Y Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.11%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%	[2]
Fee waiver and/or expense reimbursement	ck0000809593_FeeWaiverOrReimbursement	(0.02%)	[2]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.61%	[2],[3]
1 year	rr_ExpenseExampleYear01	62
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	348
10 years	rr_ExpenseExampleYear10	784
American Beacon Treasury Inflation Protected Securities Fund | American Beacon Treasury Inflation Protected Securities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.11%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%	[2]
Fee waiver and/or expense reimbursement	ck0000809593_FeeWaiverOrReimbursement	0.10%	[2],[4]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.30%	[2],[3]
1 year	rr_ExpenseExampleYear01	31
3 years	rr_ExpenseExampleYear03	119
5 years	rr_ExpenseExampleYear05	215
10 years	rr_ExpenseExampleYear10	496
American Beacon Treasury Inflation Protected Securities Fund | American Beacon Treasury Inflation Protected Securities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.11%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[2]
Fee waiver and/or expense reimbursement	ck0000809593_FeeWaiverOrReimbursement	(0.10%)	[2]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.69%	[2],[3]
1 year	rr_ExpenseExampleYear01	70
3 years	rr_ExpenseExampleYear03	242
5 years	rr_ExpenseExampleYear05	428
10 years	rr_ExpenseExampleYear10	$ 969

[1]	A contingent deferred sales charge ('CDSC') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
[2]	The fee table has been restated with respect to the Fund's A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
[3]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class and Investor Class of the Fund for Other Expenses, as applicable, through April 30, 2015 to the extent that Total Annual Fund Operating Expenses exceed 0.90% for the A Class, 1.68% for the C Class, 0.61% for the Y Class and 0.69% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit.
[4]	The Manager has contractually agreed to reduce administrative services fees for the Institutional Class in an amount equal to 0.10% of the average daily net assets of that class through April 30, 2015. The administrative services fee reduction can be changed only with the approval of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Expense Reduction and Reimbursement of a class to exceed the percentage limit contractually agreed.